Financing Receivables (Schedule Of Change In Allowance For Credit Losses On Financing Receivables) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Allowance for credit losses:
Beginning balance of allowance for credit losses	$ 7	$ 10	$ 9
Charge-offs	(1)	(2)	(2)
Recoveries	0		1
Provisions	0	(1)	2
Ending balance of allowance for credit losses	$ 6	$ 7	$ 10